Acquisitions (Details) - USD ($)		12 Months Ended
	Dec. 04, 2020	Dec. 31, 2020
Acquisitions (Details) [Line Items]
Other income		$ 202,000
ExtenData Solutions, LLC [Member]
Acquisitions (Details) [Line Items]
Membership interest	$ 5,169,787
Business combination consideration, description	The consideration we paid is comprised of cash of $4,419,787, of which $4,250,000 was paid as of December 31, 2020, and an estimated earn-out obligation valued at $750,000, subject to the financial performance of ExtenData during each of the two years following the closing of the acquisition.
Royce Digital Systems, Inc. [Member]
Acquisitions (Details) [Line Items]
Business acquisition earnout obligation, description		In connection with the acquisition of Royce Digital Systems, Inc. (“RDS”) in June 2018, we estimated an earnout obligation of $500,000 for the second 12-month period post acquisition. Since the closing of the acquisition, certain disputes have arisen regarding third-party claims seeking damages potentially to be incurred by us. On September 16, 2020, in settlement of the dispute, the Company and the seller agreed to the original earnout obligation of $500,000 and that only $298,000 of the earnout shall be paid by the Company in settlement of the disputes.